Incorporated herein by reference is a supplement to the prospectus of Massachusetts Investors Trust, a series of Massachusetts Investors Trust (File No. 002-11401), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).